Corporate information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Corporate information
1.	Corporate information
Copa Holdings, S. A. (“the Company”) was incorporated according to the laws of the Republic of Panama on May 6, 1988 with an indefinite duration. The Company is a public company listed in the New York Stock Exchange (NYSE) under the symbol CPA since December 14, 2005. The address of its registered office is Boulevard Costa del Este, Avenida Principal y Avenida de la Rotonda, Urbanización Costa del Este, Complejo Business Park, Torre Norte, Parque Lefevre, Panama City, Republic of Panama.
These consolidated financial statements comprise the Company and its subsidiaries: Compañía Panameña de Aviación, S. A. (“Copa Airlines”), Oval Financial Leasing, Ltd. (“OVAL”), AeroRepública, S. A. (“Copa Colombia”):

•
Copa Airlines: the Company’s core operation is incorporated according to the laws of the Republic of Panama and provides international air transportation for passengers, cargo and mail, operating from its Panama City hub in the Republic of Panama.

•	Copa Colombia: is a Colombian air carrier, incorporated according to the laws of the Republic of Colombia which provides domestic and international air transportation for passengers, cargo, and mail.
Copa Colombia operates “Wingo” a brand under a low-cost business model. Wingo operates administratively and functionally under Copa Colombia, with an independent structure for its commercialization, distribution systems and customer service. Wingo currently flights to 22 destinations, 6 domestic and 16 international, in 10 countries in South and Central America and the Caribbean.

•
OVAL: incorporated according to the laws of the British Virgin Islands, it controls the special-purpose entities that have a beneficial interest in the majority of the Company’s fleet, which is leased to either Copa Airlines or Copa Colombia.

The Company currently offers approximately 361 daily scheduled flights to 80 destinations in 33 countries in North, Central and South America and the Caribbean, mainly from its Panama City Hub. Additionally, the Company provides passengers with access to flights to more than 200 international destinations through codeshare agreements. The Company is part of Star Alliance, the leading global airline network since June 2012.
The Company has a broad commercial alliance with United Airlines Holdings, Inc. (“United”), which was renewed during May 2016, for another five years. This Alliance includes an extensive and expanding code-sharing and technology cooperation.
Copa Airlines has the loyalty program “ConnectMiles”, designed to strengthen the relationship with its frequent flyers and provide exclusive attention. ConnectMiles members are eligible to earn and redeem miles to any of Star Alliance’s 1,300 (unaudited) destinations in 195 countries within 26 airlines members (unaudited).
As of December 31, 2019, the Company operates a fleet of 102 aircraft with an average age of 9.2 years, and consists of 68 Boeing 737-800 Next Generation aircraft, 14 Boeing 737-700 Next Generation aircraft, and 14 Embraer E190 aircraft.
On March 2019, the Federal Aviation Administration (FAA) grounded all U.S. registered Boeing 737 MAX aircraft an action that was followed by most of the world’s aviation regulators, including Panamanian aviation regulators. The Company’ grounded fleet currently includes 6 Boeing 737 MAX aircraft, in addition the Company have 65 aircraft on order (see note 27).
As of December 31, 2019 the Company has an investment in MAX aircraft (measured at net book value) of $786.2 million, which included deposits made for future purchases of $463.3 million.

The Company is currently in negotiations with Boeing over compensation for the damages that its have suffered as a result of the MAX grounding and expect those to be satisfactory resolved in the near term.
As part of its plan to increase efficiencies, the Company has decided to further accelerate the exit of its Embraer E190 fleet and is planning to sell the remaining 14 aircraft over the next year. However, the Company may enter into short term sale leasebacks to meet operating demand. As of December 31, 2019 the Embraer E190 fleet was classified as “Asset held for sale” in the consolidated statement of financial position (see note 13).
The consolidated financial statements for the year ended December 31, 2019 have been authorized for issuance by the Company’s Chief Executive Officer and Chief Financial Officer on

April 8, 2020
.